Net Loss per Share - Schedule of Computation of Basic and Diluted Net Loss Per Share of Common Stock (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Earnings Per Share [Abstract]
Net loss	$ (12,334)	$ (23,676)
Weighted-average common shares outstanding, basic and diluted (in shares)	7,738,355	4,706,775
Net loss per share, basic and diluted (in dollars per share)	$ (1.59)	$ (5.03)